Note 15 - Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of maturity analysis for non-derivative financial liabilities [text block]
	December 31, 2022

	Carrying amount	Total contractual cash flows	Less than 1 year	1 to 3 Years	> 3 years

Accounts payable and accrued liabilities	$26,546,031	$26,546,031	$26,546,031	$-	$-
International loans	431,774	431,774	240,752	191,022	-
Term loans	3,790,572	3,963,031	3,963,031	-	-
Lease obligation	6,649,995	7,112,820	2,881,804	3,092,024	1,138,992

	37,418,372	38,053,656	33,631,618	3,283,046	1,138,992
	December 31, 2021

	Carrying amount	Total contractual cash flows	Less than 1 year	1 to 3 Years	> 3 years

Accounts payable and accrued liabilities	$24,853,497	$24,853,497	$24,853,497	$-	$-
International loans	882,085	882,085	467,312	414,773	-
Term loans	5,916,956	6,222,416	2,478,838	3,743,578	-
Lease obligation	4,206,869	4,724,847	2,058,161	2,666,686	-

	35,859,407	36,682,845	29,857,808	6,825,037	-

Financial assets and liabilities in foreign currency [text block]
	December 31, 2022	December 31, 2021

Cash	$82,257,335	$99,118,059
Accounts receivable	24,157,194	22,017,575
Accounts payable	13,050,270	15,530,451
Term loan	3,790,572	5,916,956